SIGNIFICANT ACCOUNTING POLICIES - REVENUE RECOGNITION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 183
Transportation revenue
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 208	$ 196	$ 249